Long-term debt (Tables)	12 Months Ended
Mar. 29, 2014
Debt Disclosure [Abstract]
Summary of Long-Term Debt
(a)	Long-term debt consists of the following:

	As of
	March 29, 2014	March 30, 2013
	(In thousands)
Senior secured term loans that are subordinated in lien priority to the Company’s senior secured revolving credit facility and bear interest at an annual fixed rate of 8.77% with a five-year term expiring in August 2018. Refer to note 16 for amendments made to the term loan subsequent to year end	$28,000	$18,000
Obligation under capital lease on land and building, pursuant to a sale-leaseback transaction. The term loan is being amortized using an implicit annual interest rate of 10.74% over the term of the lease of 20 years with a balloon payment related to the land component and is repayable in monthly installments of approximately $151,629 (Cdn$167,762). The balance at March 29, 2014 and March 30, 2013 was Cdn$13,444,000 and Cdn$13,981,000, respectively.	12,151	13,767
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 7.0%, repayable beginning in October 2014 in 60 equal monthly principal payments of approximately $75,319 (Cdn$83,333), secured by the assets of the Company. The balance at March 29, 2014 was Cdn$5.0 million (b).	4,519	—
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 5.5%, repayable beginning in April 2012 in 48 equal monthly capital repayments of $188,298 (Cdn$208,333), secured by the assets of the Company. The balance at March 29, 2014 and March 30, 2013 was Cdn$5,208,000 and Cdn$7,708,000, respectively. Refer to note 16, for agreement made to temporarily suspend monthly capital repayments beginning in June 2014 for one year (b).	4,708	7,590
Obligations under capital leases, at annual interest rates between 6% and 10%, secured by leasehold improvements, furniture, and equipment, maturing at various dates to April 2018.	3,872	388
Cash advance provided by the Company’s controlling shareholder bearing interest at an annual rate of 11%, net of withholding taxes (note 14(c))	1,500	1,500
Term loan from Investissement Québec, bearing interest at an annual rate of prime plus 3.5%, repayable beginning in May 2009 in 20 monthly capital repayments of $31,634 (Cdn$35,000) and thereafter 40 monthly payments of $49,711 (Cdn$55,000), secured by the assets of the Company and subject to certain financial covenants. The balance at March 29, 2014 and March 30, 2013 was Cdn$0 and Cdn$660,000, respectively.(b).	—	650

	54,750	41,895
Current portion of long-term debt	4,537	3,795

	$50,213	$38,100

Summary of Future Minimum Lease Payments for Capital Leases
(c)	Future minimum lease payments for capital leases required in the following five years and thereafter are as follows (in thousands):

Year ending March:
2015	$3,546
2016	3,456
2017	2,909
2018	2,263
2019	2,012
Thereafter	9,390

23,576
Less imputed interest	7,553

$16,023

Summary of Principal Payment on Long Term Debt Including Obligation Under Capital Lease
(d)	Principal payments on long-term debt required in the following five years and thereafter, including obligations under capital leases, are as follows (in thousands):

Year ending March:
2015	$4,537
2016	5,196
2017	2,822
2018	2,119
2019	29,986
Thereafter	10,090

$54,750